                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended June 30, 2009

                Check here if Amendment [_]; Amendment Number:
                 This Amendment (Check only one.):
                        [_] is a restatement.
                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Glenn M. Hofsess

Title:   Chief Financial Officer

Phone:   203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess  Greenwich, CT  08/14/09
--------------------  -------------  --------
       (Name)         (City, State)   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39 items

Form 13F Information Table Value Total:   $ 156,762 (thousands)

List of Other Included Managers:   Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------  ----------- --------- --------- -------------------- ---------- -------- -----------------------

                                                                                                          VOTING      VOTING
                                 TITLE OF              VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER    AUTHORITY   AUTHORITY
       NAME OF ISSUER             CLASS      CUSIP   (X $1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE        NONE
-----------------------------  ----------- --------- --------- ----------- --- ---- ---------- -------- ----------- -----------
ARCH CAP GROUP LTD                 ORD     G0450A105     6,631     113,190 SH          SOLE      NONE        45,032      68,158
ASSURANT INC                       COM     04621X108     5,300     220,000 SH          SOLE      NONE        84,200     135,800
BANK OF AMERICA CORPORATION        COM     060505104    17,945   1,359,500 SH          SOLE      NONE       412,655     946,845
CHUBB CORP                         COM     171232101     9,615     241,100 SH          SOLE      NONE        91,450     149,650
CVB FINL CORP                      COM     126600105     1,881     315,100 SH          SOLE      NONE       120,800     194,300
DISCOVERY COMMUNICATNS NEW      COM SER A  25470F104       817      36,300 SH          SOLE      NONE        36,300           0
EOG RES INC                        COM     26875P101       958      14,100 SH          SOLE      NONE        14,100           0
FIDELITY NATIONAL FINANCIAL       CL A     31620R105     5,810     429,400 SH          SOLE      NONE       106,800     322,600
FIFTH THIRD BANCORP                COM     316773100    10,757   1,515,000 SH          SOLE      NONE       580,000     935,000
FIRST HORIZON NATL CORP            COM     320517105        35       2,925 SH          SOLE      NONE             0       2,925
FNB CORP PA                        COM     302520101     2,304     372,200 SH          SOLE      NONE        88,400     283,800
GOLDMAN SACHS GROUP INC            COM     38141G104    12,075      81,900 SH          SOLE      NONE        21,287      60,613
GRACE W R & CO DEL NEW             COM     38388F108     1,718     138,882 SH          SOLE      NONE       138,882           0
HECKMANN CORP                      COM     422680108       375     100,000 SH          SOLE      NONE       100,000           0
HILLTOP HOLDINGS INC               COM     432748101     2,669     224,892 SH          SOLE      NONE       146,782      78,110
HUNTSMAN CORP                      COM     447011107       252      50,000 SH          SOLE      NONE        50,000           0
IPC HLDGS LTD                      ORD     G4933P101     3,296     120,544 SH          SOLE      NONE        46,014      74,530
JPMORGAN CHASE & CO                COM     46625H100    13,337     391,000 SH          SOLE      NONE       100,353     290,647
KEYCORP NEW                        COM     493267108     1,677     320,000 SH          SOLE      NONE       121,600     198,400
MORGAN STANLEY                   COM NEW   617446448     8,308     291,400 SH          SOLE      NONE        80,400     211,000
NASDAQ OMX GROUP INC               COM     631103108     3,580     168,000 SH          SOLE      NONE        64,600     103,400
NEW YORK CMNTY BANCORP INC         COM     649445103     7,255     678,692 SH          SOLE      NONE       678,692           0
                               NOTE 3.125%
NII HLDGS INC                      6/1     62913FAJ1       142     184,000 PRN         SOLE      NONE       184,000           0
PEOPLES UNITED FINANCIAL INC       COM     712704105     6,568     435,833 SH          SOLE      NONE        87,300     348,533
PINNACLE FINL PARTNERS INC         COM     72346Q104     6,153     461,964 SH          SOLE      NONE       177,330     284,634
PRECISION CASTPARTS CORP           COM     740189105       941      12,888 SH          SOLE      NONE        12,888           0
RANGE RES CORP                     COM     75281A109       907      21,900 SH          SOLE      NONE        21,900           0
RENAISSANCERE HOLDINGS LTD         COM     G7496G103     5,375     115,500 SH          SOLE      NONE        43,800      71,700
SEACOR HOLDINGS INC                COM     811904101     1,702      22,624 SH          SOLE      NONE        22,624           0
SPDR GOLD TRUST                 GOLD SHS   78463V107       821       9,000 SH          SOLE      NONE         9,000           0
SPDR GOLD TRUST                   CALL     78463V907        91       1,000     CALL    SOLE      NONE         1,000           0
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A   848574109       962      69,997 SH          SOLE      NONE        69,997           0
STANCORP FINL GROUP INC            COM     852891100       178       6,207 SH          SOLE      NONE         6,207           0
SUNTRUST BKS INC                   COM     867914103    12,981     789,100 SH          SOLE      NONE       223,008     566,092
                                 PRTNRSP
TEEKAY LNG PARTNERS L P           UNITS    Y8564M105       410      21,000 SH          SOLE      NONE        21,000           0
                               PARTNERSHIP
TEEKAY OFFSHORE PARTNERS L P       UN      Y8565J101       877      62,037 SH          SOLE      NONE        62,037           0
TEEKAY TANKERS LTD                CL A     Y8565N102       271      29,200 SH          SOLE      NONE        29,200           0
ULTRAPETROL BAHAMAS LTD            COM     P94398107       266      60,000 SH          SOLE      NONE        60,000           0
WALTER ENERGY INC                  COM     93317Q105     1,524      42,040 SH          SOLE      NONE        42,040           0
                                                     --------- -----------                              ----------- -----------
                                                       156,762   9,528,415                                4,201,678   5,326,737
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